SHARE-BASED COMPENSATION (Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	118,186	1,950,547	581,542
January 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares available for grant		967,747
April 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		2 years
Increase in shares available for grant		1,718,540
October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		2 years
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Fair value of options on grant date	$ 3.04	$ 2.26	$ 3.01
Compensation cost not yet recognized	$ 766	$ 1,896
Period for recognizing compensation cost	4 years	4 years
Intrinsic value of options exercised		$ 1,500
Options [Member] | October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date			Oct. 14, 2024
Options granted			581,542
Fair value of options on grant date			$ 3.01
Exercise price			$ 0.2
Compensation cost not yet recognized			$ 1,700
Vesting period			24 months
Options [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Oct. 20, 2025
Options granted		38,369
Fair value of options on grant date		$ 1.72
Exercise price		$ 2.79
Compensation cost not yet recognized		$ 58
Vesting period		4 years
Options [Member] | October 20 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Options [Member] | February 24 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Feb. 24, 2025
Options granted		302,420
Fair value of options on grant date		$ 2.73
Exercise price		$ 5.06
Compensation cost not yet recognized		$ 826
Vesting period		3 years
Options [Member] | August 13 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Aug. 13, 2025
Options granted		324,750
Fair value of options on grant date		$ 1.80
Exercise price		$ 3.68
Compensation cost not yet recognized		$ 586
Vesting period		4 years
Options [Member] | August 13 (1) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Options [Member] | March 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Mar. 15, 2025
Options granted		60,484
Fair value of options on grant date		$ 2.71
Exercise price		$ 5.08
Compensation cost not yet recognized		$ 164
Vesting period		3 years
Options [Member] | March 15 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		463,137
Exercise price		$ 4.57
Vesting period		4 years
Vesting percentage		25.00%
Options [Member] | May 19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		May 19, 2025
Options granted		523,621
Fair value of options on grant date		$ 2.50
Exercise price		$ 4.57
Compensation cost not yet recognized		$ 13
Options [Member] | May 19 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		60,484
Exercise price		$ 4.57
Vesting period		3 years
Options [Member] | June 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Jun. 01, 2025
Options granted		48,387
Fair value of options on grant date		$ 2.80
Exercise price		$ 5.06
Compensation cost not yet recognized		$ 136
Vesting period		3 years
Options [Member] | June 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Jun. 03, 2025
Options granted		189,043
Fair value of options on grant date		$ 2.60
Exercise price		$ 4.35
Compensation cost not yet recognized		$ 491
Options [Member] | August 13 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Aug. 13, 2025
Options granted		425,000
Fair value of options on grant date		$ 1.85
Exercise price		$ 3.68
Compensation cost not yet recognized		$ 700
Vesting period		4 years
Options [Member] | February 18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 7.50
Options [Member] | February 24 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 6
Options [Member] | February 29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Mar. 01, 2026
Options granted	19,680
Fair value of options on grant date	$ 2.01
Exercise price	$ 2.37
Compensation cost not yet recognized	$ 40
Vesting period	4 years
Options [Member] | February 29 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Options [Member] | May 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	May 04, 2026
Options granted	91,247
Fair value of options on grant date	$ 1.45
Exercise price	$ 2.89
Compensation cost not yet recognized	$ 132
Vesting period	4 years
Options [Member] | May 4 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Options [Member] | August 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Aug. 04, 2026
Options granted	4,839
Fair value of options on grant date	$ 1.70
Exercise price	$ 1.28
Compensation cost not yet recognized	$ 8
Options [Member] | August 4 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Options [Member] | October 31 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date	Oct. 31, 2026
Options granted	2,420
Fair value of options on grant date	$ 1.32
Exercise price	$ 1.97
Compensation cost not yet recognized	$ 3
Options [Member] | October 31 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Warrant Awards [Member] | April 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted		70,010
Exercise price		$ 5.06
Warrant Awards [Member] | October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date			Oct. 14, 2022
Expiration period			8 years
Warrants granted			221,539
Fair value of warrants on grant date			$ 3.01
Exercise price			$ 0.2
Compensation cost not yet recognized			$ 667
Vesting period			24 months
Warrant Awards [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted		17,117
Exercise price		$ 0.2
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 125
Warrant Awards [Member] | February 18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Feb. 18, 2019
Warrants granted		100,000
Fair value of warrants on grant date		$ 1.62
Exercise price		$ 7.50
Warrant Awards [Member] | February 24 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date		Feb. 24, 2019
Warrants granted		15,000
Fair value of warrants on grant date		$ 2.25
Exercise price		$ 6.00
Warrant Awards [Member] | Various Dates [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted		87,127
Fair value of warrants on grant date		$ 1.43